Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Revenue	₩ 60,186,867	₩ 52,939,771	₩ 58,522,268
Cost of sales	(51,915,597)	(46,271,465)	(52,018,434)
Gross profit	8,271,270	6,668,306	6,503,834
Selling and administrative expenses
Administrative expenses	(2,176,800)	(2,291,540)	(2,395,248)
Selling expenses	(1,557,277)	(1,553,686)	(1,728,956)
Other operating income and expenses
Other operating income	451,224	215,136	549,048
Other operating expenses	(792,296)	(755,720)	(1,442,298)
Operating profit	4,196,121	2,282,496	1,486,380
Share of profit (loss) of equity-accounted investees, net	10,540	(88,677)	(506,054)
Finance income and costs
Finance income	2,372,667	2,231,980	2,557,073
Finance costs	(2,484,277)	(3,014,190)	(3,387,054)
Profit before income taxes	4,095,051	1,411,609	150,345
Income tax expense	(1,185,740)	(379,544)	(266,560)
Profit (loss)	2,909,311	1,032,065	(116,215)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit plans	(47,543)	20,540	41,954
Items that are or may be reclassified subsequently to profit or loss:
Capital adjustment arising from investments in equity-method investees	(217,388)	134,590	(82,509)
Net changes in unrealized fair value of available-for-sale investments	(31,389)	310,608	(187,854)
Foreign currency translation differences	(264,695)	(11,491)	66,280
Gain or losses on valuation of derivatives	(143)
Other comprehensive income (loss), net of tax	(561,158)	454,247	(162,129)
Total comprehensive income (loss)	2,348,153	1,486,312	(278,344)
Profit (loss) attributable to:
Owners of the controlling company	2,756,230	1,354,807	171,494
Non-controllinginterests	153,081	(322,742)	(287,709)
Profit (loss)	2,909,311	1,032,065	(116,215)
Total comprehensive income (loss) attributable to:
Owners of the controlling company	2,184,402	1,814,030	23,864
Non-controllinginterests	163,751	(327,718)	(302,208)
Total comprehensive income (loss)	₩ 2,348,153	₩ 1,486,312	₩ (278,344)
Basic and diluted earnings per share (in Won)	₩ 34,040	₩ 16,521	₩ 1,731